iShares, Inc.

Supplement dated July 27, 2007

to the Statement of Additional Information (“SAI”)

for iShares, Inc. dated January 1, 2007

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The Officer table on page 23 of the SAI is hereby replaced with the following table:

Name (Year of Birth) Officers	Position	Principal Occupation(s) During the Past 5 Years
Michael A. Latham (1965)	President (since 2007)	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (2003-2007); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).

Geoffrey D. Flynn (1956)	Treasurer and Chief Financial Officer (since 2007)	Director, Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (1952)	Secretary (since 2007)	Head of Legal Administration — IIB, BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel, Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (1963)	Vice President and Chief Legal Officer (since 2007)	Associate General Counsel, BGI (since 2004); First Vice President, Merrill Lynch Investment Managers (1993-2004).

Amy Schioldager (1962)	Executive Vice President (since 2007)	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

H. Michael Williams (1960)	Executive Vice President (since 2007)	Head, Global Index and Markets Group, BGI (since January 2006); Global Head of Securities Lending, BGI (2002-2006).

Patrick O’Connor (1967)	Vice President (since 2007)	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (since 1999).

Lee Sterne (1965)	Vice President (since 2007)	Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).

Name (Year of Birth) Officers	Position	Principal Occupation(s) During the Past 5 Years
Matt Tucker (1972)	Vice President (since 2007)	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-07007

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE